Annual Total Returns [BarChart] - First Trust Nasdaq Transportation ETF - First Trust Nasdaq Transportation ETF	Aug. 02, 2021
Bar Chart Table:
2017	15.62%
2018	(14.98%)
2019	14.56%
2020	15.16%